Summary of Significant Accounting Policies Depreciation and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision for Depreciation Rate	2.50%	3.00%
Projected Provision for Depreciation in Next Fiscal Year	2.70%
Percent Of Intangible Plant Balance Amortizable	98.60%
Percent of Intangible Plant Balance Amortizable Thereafter	1.40%
Transmission Equipment [Member] | OG&E [Member]
Amount of Acquisition Adjustments	$ 3.3
Redbud Plant [Member]
Amount of Acquisition Adjustments	$ 148.3	$ 148.3